Stock-Based Compensation Awards (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule Of Share Based Compensation Stock Options Activity
Option activity for the years ended December 31, 2021 and 2020, are as follows:

	Options	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding as of December 31, 2019	73,974	$10.00
Granted	106,970	$3.82
Forfeited	(39,093)	$10.00

Outstanding as of December 31, 2020	141,851	$5.34	$—	8.84

Granted	153,504	$0.55
Forfeited	(7,973)	$10.00

Outstanding as of December 31, 2021	287,382	$2.65	$—	8.61

Options exercisable as of December 31, 2021	67,840	$5.53	$—	7.94

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
The following represents stock-based compensation expense in the Company’s condensed Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$27	$3	$53	$9
General and administrative	330	—	653	—

Total	$357	$3	$706	$9

Stock-based compensation expense included in the Statements of Operations is as follows (in thousands):

	2021	2020
Research and development	$12	$—
General and administrative	2	—

Total	$14	$—

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions
The fair value of option grants is estimated on the date of grant using the Black-Scholes option-pricing model, which requires the use of the following assumptions:

	2021	2020
Expected term (years)	6.3	5.9
Expected volatility	74.8%	77.1%
Risk-free interest rate	0.78%	0.1%
Expected dividend rate	0%	0%